PROPERTY AND EQUIPMENT - Schedule Of Property And Equipment, Including Right-Of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 624	[1]	$ 597
Additions	292		184
Modifications and reassessments	92		53
Disposals	(4)		(4)
Depreciation charge for the year	(140)		(118)
Divestment and reclassification as held for sale			(1)
Impairment	(9)		(4)
Impairment reversal	1		1
Transfer and reclassification	0		(24)
Translation adjustment	(7)		(60)
Property, plant and equipment including right-of-use assets at end of period	849		624	[1]
Property, plant and equipment | Telecomm-unications equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	311		288
Additions	5		1
Modifications and reassessments	0		0
Disposals	(1)		(1)
Depreciation charge for the year	(78)		(65)
Divestment and reclassification as held for sale			(1)
Impairment	(7)		(3)
Impairment reversal	0		0
Transfer and reclassification	226		119
Translation adjustment	(4)		(27)
Property, plant and equipment including right-of-use assets at end of period	452		311
Property, plant and equipment | Land, buildings and constructions
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	25		28
Additions	0		0
Modifications and reassessments	0		0
Disposals	0		0
Depreciation charge for the year	(3)		(3)
Divestment and reclassification as held for sale			0
Impairment	0		0
Impairment reversal	0		0
Transfer and reclassification	7		3
Translation adjustment	0		(3)
Property, plant and equipment including right-of-use assets at end of period	29		25
Property, plant and equipment | Office and other equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	19		20
Additions	1		0
Modifications and reassessments	0		0
Disposals	0		0
Depreciation charge for the year	(6)		(5)
Divestment and reclassification as held for sale			0
Impairment	0		0
Impairment reversal	0		0
Transfer and reclassification	9		7
Translation adjustment	0		(3)
Property, plant and equipment including right-of-use assets at end of period	23		19
Property, plant and equipment | Equipment not installed and assets under construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	31		26
Additions	257		161
Modifications and reassessments	0		0
Disposals	0		0
Depreciation charge for the year	0		0
Divestment and reclassification as held for sale			0
Impairment	(1)		(1)
Impairment reversal	1		1
Transfer and reclassification	(242)		(153)
Translation adjustment	(1)		(3)
Property, plant and equipment including right-of-use assets at end of period	45		31
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	238		235
Additions	29		22
Modifications and reassessments	92		53
Disposals	(3)		(3)
Depreciation charge for the year	(53)		(45)
Divestment and reclassification as held for sale			0
Impairment	(1)		0
Impairment reversal	0		0
Transfer and reclassification	0		0
Translation adjustment	(2)		(24)
Property, plant and equipment including right-of-use assets at end of period	$ 300		$ 238

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation